Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt_SupplementTextBlock
J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 15, 2015 to the

Prospectuses and Summary Prospectuses

dated March 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of JPMorgan Trust I has approved changes to the strategies of the JPMorgan Emerging Markets Equity Fund (the “Fund”) in order to permit the Fund to also invest in equity-related instruments. On or around March 1, 2016 (the “Effective Date”), these changes will become effective and new prospectuses dated on the Effective Date (the “New Prospectuses”) will replace the existing prospectuses for the Fund.

Change to 80% Policy and Investment Strategies. The Fund has a policy to invest at least 80% of the value of its assets in equity securities of emerging markets. Currently, equity securities are defined to include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights. On the Effective Date, equity-related instruments will also be added to the 80% Policy, to include participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities. On the Effective Date, the first and second paragraphs under the “What are the Fund’s main investment strategies?” and the subsection “Additional Information About the Funds’ Investment Strategies” in the section titled “More About the Funds” of each prospectus, as follows, will be deleted in their entirety:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities of emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenue or profits from goods that are produced or sold, investments made, or services performed in emerging markets; or where at least 50% of the assets of which are located in emerging markets.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

and replaced by the following paragraphs:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities and equity-related instruments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging markets country or that maintain their principal place of business in an emerging markets country; (ii) where the principal securities market is in an emerging market; (iii) securities of issuers that derive at least 50% of their total revenues or profits from goods produced or sold, investments made, or services performed in an emerging markets country or that have at least 50% of their assets in emerging market countries; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, warrants and rights, participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities.

The Fund’s 80% Policy may be changed by approval of the Fund’s Board of Trustees without shareholder approval. However, the Fund must provide shareholders at least 60 days’ notice to a change in such a policy. This supplement constitutes the Fund’s required notice.

Changes to the Fund’s Main Risks. As of the Effective Date, the Fund will be permitted to invest a greater amount of assets in participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities. The changes in the investment strategies may result in increased or additional risks. The following risk disclosure will be added to the Fund’s New Prospectuses:

•
Structured Instrument Risk. Instruments that have similar economic characteristics to equity securities, such as participation notes or other structured instruments (“structured instruments”) are structured, synthetic instruments that generally attempt to replicate the performance of a particular equity or market (“reference assets”). There can be no assurance that structured instruments will trade at the same price or have the same value as the reference assets. In addition, structured instruments may be subject to transfer restrictions and may be illiquid or thinly traded and less liquid than other types of securities, which may also expose the Fund to risks of mispricing or improper valuation. Structured instruments typically are not secured by the reference assets and are therefore dependent solely upon the counterparty for repayment. Structured instruments also have the same risks associated with a direct investment in the reference assets.

Investors should refer to the Fund’s New Prospectuses, when available, for a complete discussion of the Fund’s investment strategies and the main risks associated with the Fund’s investment strategies after the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock
J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 15, 2015 to the

Prospectuses and Summary Prospectuses

dated March 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of JPMorgan Trust I has approved changes to the strategies of the JPMorgan Emerging Markets Equity Fund (the “Fund”) in order to permit the Fund to also invest in equity-related instruments. On or around March 1, 2016 (the “Effective Date”), these changes will become effective and new prospectuses dated on the Effective Date (the “New Prospectuses”) will replace the existing prospectuses for the Fund.

Change to 80% Policy and Investment Strategies. The Fund has a policy to invest at least 80% of the value of its assets in equity securities of emerging markets. Currently, equity securities are defined to include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights. On the Effective Date, equity-related instruments will also be added to the 80% Policy, to include participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities. On the Effective Date, the first and second paragraphs under the “What are the Fund’s main investment strategies?” and the subsection “Additional Information About the Funds’ Investment Strategies” in the section titled “More About the Funds” of each prospectus, as follows, will be deleted in their entirety:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities of emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenue or profits from goods that are produced or sold, investments made, or services performed in emerging markets; or where at least 50% of the assets of which are located in emerging markets.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

and replaced by the following paragraphs:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities and equity-related instruments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging markets country or that maintain their principal place of business in an emerging markets country; (ii) where the principal securities market is in an emerging market; (iii) securities of issuers that derive at least 50% of their total revenues or profits from goods produced or sold, investments made, or services performed in an emerging markets country or that have at least 50% of their assets in emerging market countries; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, warrants and rights, participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities.

The Fund’s 80% Policy may be changed by approval of the Fund’s Board of Trustees without shareholder approval. However, the Fund must provide shareholders at least 60 days’ notice to a change in such a policy. This supplement constitutes the Fund’s required notice.

Changes to the Fund’s Main Risks. As of the Effective Date, the Fund will be permitted to invest a greater amount of assets in participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities. The changes in the investment strategies may result in increased or additional risks. The following risk disclosure will be added to the Fund’s New Prospectuses:

•
Structured Instrument Risk. Instruments that have similar economic characteristics to equity securities, such as participation notes or other structured instruments (“structured instruments”) are structured, synthetic instruments that generally attempt to replicate the performance of a particular equity or market (“reference assets”). There can be no assurance that structured instruments will trade at the same price or have the same value as the reference assets. In addition, structured instruments may be subject to transfer restrictions and may be illiquid or thinly traded and less liquid than other types of securities, which may also expose the Fund to risks of mispricing or improper valuation. Structured instruments typically are not secured by the reference assets and are therefore dependent solely upon the counterparty for repayment. Structured instruments also have the same risks associated with a direct investment in the reference assets.

Investors should refer to the Fund’s New Prospectuses, when available, for a complete discussion of the Fund’s investment strategies and the main risks associated with the Fund’s investment strategies after the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE